Share-Based Compensation Plans (Details) - Schedule of movement in number of stock options outstanding and weighted average exercise price	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Time vesting option plans Number of options [Member]
Share-Based Compensation Plans (Details) - Schedule of movement in number of stock options outstanding and weighted average exercise price [Line Items]
Number of options Outstanding at beginning	7,544,617	7,102,864
Weighted average exercise price Outstanding at beginning (in Dollars per share)	$ 25.63	$ 25.56
Number of options Granted	650,000	522,372
Number of options Forfeited	(246,049)	(62,499)
Number of options Exercised (Note 24)		(18,120)
Number of options Expired
Number of options Outstanding at ending	7,948,568	7,544,617
Weighted average exercise price Outstanding at ending (in Dollars per share)	$ 25.83	$ 25.63
Performance vesting option plans Number of options [Member]
Share-Based Compensation Plans (Details) - Schedule of movement in number of stock options outstanding and weighted average exercise price [Line Items]
Number of options Outstanding at beginning	409,953	432,102
Weighted average exercise price Outstanding at beginning (in Dollars per share)	$ 11.07	$ 11.07
Number of options Granted
Number of options Forfeited	(3,691)
Number of options Exercised (Note 24)		(22,149)
Number of options Expired
Number of options Outstanding at ending	406,262	409,953
Weighted average exercise price Outstanding at ending (in Dollars per share)	$ 11.07	$ 11.07